Financial Risk Management_The Groups Industrial Corporate Loans(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 156,500,201	₩ 145,466,512
Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 157,457,187	₩ 146,722,355
%	100.00%	100.00%
Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (956,986)	₩ (1,255,843)
Financial institutions
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	16,390,585	14,147,969
Financial institutions | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 16,405,404	₩ 14,193,442
%	10.42%	9.67%
Financial institutions | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (14,819)	₩ (45,473)
Manufacturing
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	42,871,179	42,223,580
Manufacturing | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 43,265,607	₩ 42,672,986
%	27.48%	29.08%
Manufacturing | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (394,428)	₩ (449,406)
Service
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	65,082,496	61,196,328
Service | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 65,277,701	₩ 61,467,174
%	41.46%	41.89%
Service | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (195,205)	₩ (270,846)
Wholesale & Retail
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	18,494,489	16,637,655
Wholesale & Retail | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 18,593,540	₩ 16,739,852
%	11.81%	11.41%
Wholesale & Retail | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (99,051)	₩ (102,197)
Construction
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	3,485,061	2,991,297
Construction | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 3,679,798	₩ 3,282,508
%	2.34%	2.24%
Construction | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (194,737)	₩ (291,211)
Public sector
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	1,248,825	869,980
Public sector | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 1,250,909	₩ 873,281
%	0.79%	0.60%
Public sector | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (2,084)	₩ (3,301)
Others
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	8,927,566	7,399,703
Others | Loans
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ 8,984,228	₩ 7,493,112
%	5.70%	5.11%
Others | Allowances
Industrial Corporate Loans Line Items[Line Items]
Corporate Loans	₩ (56,662)	₩ (93,409)